Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets and Financial Liabilities

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:

		June 30,		December 31,
		2025	2024	2024
		Unaudited		Audited
	Note	USD in thousands
Financial assets:
Cash and cash equivalents		$1,566	$316	$1,560
Short-term deposits		-	2,308	-
Related parties		659	2,448	4,239
Other receivables		49	190	449
Investments in financial assets		326	403	871

		$2,600	$5,665	$7,119

Financial liabilities:
Credit from others		$-	$-	$75
Convertible debenture		2,086	-	-
Warrants liability		1,568	345	-
Other short-term liability		341	-	-
Lease liability		25	64	48

Total financial and lease liabilities		$4,020	$409	$123